Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 881	$ 145
Trade accounts and other receivables (net of allowance of $9 at December 31, 2017 and $6 at December 31, 2016)	972	926
Inventories	113	138
Other current assets and deferred charges	176	205
Total current assets	2,142	1,414
Investments	6,552	6,701
Property, plant, and equipment – net	27,912	28,021
Intangible assets – net of accumulated amortization	8,790	9,662
Regulatory assets, deferred charges, and other	507	467
Total assets	45,903	46,265
Accounts payable:
Trade	957	589
Affiliate	134	109
Accrued interest	214	258
Asset retirement obligations	53	61
Other accrued liabilities	590	804
Commercial paper	0	93
Long-term debt due within one year	501	785
Total current liabilities	2,449	2,699
Long-term debt	15,996	17,685
Asset retirement obligations	944	798
Deferred income tax liabilities	16	20
Long-term deferred income	1,119	1,048
Regulatory liabilities and other	1,690	812
Contingent liabilities and commitments (Note 17)
Partners’ equity:
Common units (956,952,542 and 607,064,550 units outstanding at December 31, 2017 and 2016, respectively)	21,251	18,300
Class B units (17,853,088 and 16,690,016 units outstanding as of December 31, 2017 and 2016, respectively)	784	769
General partner	0	2,385
Accumulated other comprehensive income (loss)	(5)	(1)
Total partners’ equity	22,030	21,453
Noncontrolling interests in consolidated subsidiaries	1,659	1,750
Total equity	23,689	23,203
Total liabilities and equity	$ 45,903	$ 46,265